Transactions With Related Parties (Details) - Schedule of Composition of the Bank’s Key Personnel - position	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of the Bank’s Key Personnel [Line Items]
Total key personnel	135	136	133
Director
Schedule of Composition of the Bank’s Key Personnel [Line Items]
Total key personnel	11	11	11
Manager
Schedule of Composition of the Bank’s Key Personnel [Line Items]
Total key personnel	124	125	122